Significant accounting policies (Tables)	12 Months Ended
Mar. 30, 2024
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 30, 2024, March 25, 2023, and March 26, 2022:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$(4,631)	$(7,432)	$1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346
Income (loss) per common share	$(0.24)	$(0.40)	$0.07
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$(4,631)	$(7,432)	$1,287
Denominator:
Weighted-average common shares outstanding	19,058	18,692	18,346

Dilutive effect of stock options and warrants	—	—	448

Weighted-average common shares outstanding – diluted	19,058	18,692	18,794
Diluted income (loss) per common share	$(0.24)	$(0.40)	$0.07